Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18.	Property, Plant and Equipment

(1)	Property, plant and equipment as of December 31, 2020 and 2021 are as follows:

		2020
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	13,970,098	(23,475)	—	(26,772)	13,919,851
Buildings		21,773,824	(57,231)	(9,150,218)	(7,074)	12,559,301
Structures		74,136,523	(180,009)	(27,864,461)	(13,207)	46,078,846
Machinery		94,295,027	(157,785)	(43,740,838)	(515,402)	49,881,002
Ships		2,482	—	(2,227)	—	255
Vehicles		338,386	(632)	(259,288)	(115)	78,351
Equipment		1,895,528	(227)	(1,487,643)	(42)	407,616
Tools		1,195,721	(239)	(1,003,295)	(39)	192,148
Construction-in-progress		31,121,255	(79,126)	—	(157,530)	30,884,599
Right-of-use assets		7,905,214	—	(3,363,048)	—	4,542,166
Asset retirement costs		12,260,732	—	(4,701,138)	(146,423)	7,413,171
Others		13,979,980	—	(11,227,899)	—	2,752,081

	￦	272,874,770	(498,724)	(102,800,055)	(866,604)	168,709,387

		2021
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won
Land	￦	14,135,452	(23,474)	—	(27,487)	14,084,491
Buildings		22,973,395	(52,122)	(10,041,270)	(7,073)	12,872,930
Structures		78,473,094	(172,021)	(30,171,363)	(13,205)	48,116,505
Machinery		101,049,793	(140,082)	(48,791,577)	(514,991)	51,603,143
Ships		2,068	—	(1,891)	—	177
Vehicles		371,207	(1,675)	(281,833)	(117)	87,582
Equipment		1,989,115	(149)	(1,591,890)	(42)	397,034
Tools		1,256,189	(64)	(1,073,086)	(38)	183,001
Construction-in-progress		30,313,624	(111,822)	—	(157,530)	30,044,272
Right-of-use assets		7,848,138	—	(3,788,741)	—	4,059,397
Asset retirement costs		14,348,920	—	(5,277,109)	(146,423)	8,925,388
Others		14,852,245	—	(12,106,384)	—	2,745,861

	￦	287,613,240	(501,409)	(113,125,144)	(866,906)	173,119,781

(2)	Changes in property, plant and equipment for the years ended December 31, 2021 and 2020 are as follows:

		2020
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	13,848,063	5,330	(31,304)	(273)	—	121,510	13,943,326
(Government grants)		(21,817)	—	2	—	—	(1,660)	(23,475)
Buildings		12,445,706	7,225	(16,015)	(875,680)	(2,107)	1,057,403	12,616,532
(Government grants)		(61,920)	—	—	5,206	—	(517)	(57,231)
Structures		45,178,870	36,091	(346,612)	(2,313,920)	(3,571)	3,707,997	46,258,855
(Government grants)		(186,554)	—	2,032	9,526	—	(5,013)	(180,009)
Machinery		49,907,300	407,521	(283,845)	(5,526,816)	(74,362)	5,608,989	50,038,787
(Government grants)		(158,907)	—	496	17,468	—	(16,842)	(157,785)
Ships		201	—	—	(106)	—	160	255
Vehicles		70,585	3,880	(151)	(35,036)	—	39,705	78,983
(Government grants)		(2,275)	—	4	2,064	—	(425)	(632)
Equipment		374,115	72,655	(86)	(186,004)	—	147,163	407,843
(Government grants)		(241)	—	—	149	—	(135)	(227)
Tools		164,064	28,048	(193)	(82,862)	—	83,330	192,387
(Government grants)		(403)	—	—	243	—	(79)	(239)
Construction-in-progress		28,419,470	12,726,469	(486)	—	7,799	(10,189,527)	30,963,725
(Government grants)		(61,211)	8,783	—	—	—	(26,698)	(79,126)
Right-of-use assets		4,783,573	291,334	(827)	(586,254)	—	54,340	4,542,166
Asset retirement costs		7,374,527	131	(196)	(819,708)	—	858,417	7,413,171
Others		2,628,681	6,470	(8,145)	(984,097)	(366)	1,109,538	2,752,081

	￦	164,701,827	13,593,937	(685,326)	(11,376,100)	(72,607)	2,547,656	168,709,387

		2021
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won
Land	￦	13,943,326	9,561	(54,447)	—	—	209,525	14,107,965
(Government grants)		(23,475)	—	1	—	—	—	(23,474)
Buildings		12,616,532	9,036	(19,974)	(889,539)	—	1,208,997	12,925,052
(Government grants)		(57,231)	—	—	5,174	—	(65)	(52,122)
Structures		46,258,855	(5,472)	(319,287)	(2,582,488)	(741)	4,937,659	48,288,526
(Government grants)		(180,009)	—	1,811	9,517	—	(3,340)	(172,021)
Machinery		50,038,787	268,126	(135,803)	(5,759,155)	—	7,331,270	51,743,225
(Government grants)		(157,785)	—	531	17,519	—	(347)	(140,082)
Ships		255	—	—	(103)	—	25	177
Vehicles		78,983	4,807	(4,298)	(37,980)	—	47,745	89,257
(Government grants)		(632)	(26)	—	460	—	(1,477)	(1,675)
Equipment		407,843	54,875	(667)	(184,007)	—	119,139	397,183
(Government grants)		(227)	—	—	95	—	(17)	(149)
Tools		192,387	19,389	(89)	(81,984)	—	53,362	183,065
(Government grants)		(239)	—	—	209	—	(34)	(64)
Construction-in-progress		30,963,725	12,165,238	(66,965)	—	(3,315)	(12,902,589)	30,156,094
(Government grants)		(79,126)	5,027	—	—	—	(37,723)	(111,822)
Right-of-use assets		4,542,166	78,213	(11,787)	(554,615)	—	5,420	4,059,397
Asset retirement costs		7,413,171	92	(209)	(844,518)	—	2,356,852	8,925,388
Others		2,752,081	5,311	(2,332)	(869,310)	—	860,111	2,745,861

	￦	168,709,387	12,614,177	(613,515)	(11,770,725)	(4,056)	4,184,513	173,119,781